Accounts Receivable, Net of Allowance for Doubtful Accounts (Tables)	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Summary of Account Receivables, Net of Allowance for Doubtful Accounts
Account receivables, net of allowance for doubtful accounts by the Group consist of the following:

	As of
	December 31, 2020	December 31, 2021
	RMB	RMB
Accounts receivable	234,313	780,431
Less: allowance for doubtful accounts	(1,724)	(3,169)

Accounts receivable, net	232,589	777,262

Summary of Movement of Allowance for Doubtful Accounts
The following table summarizes the movement of the Group’s provision for doubtful accounts:

	As of
	December 31, 2020	December 31, 2021
	RMB	RMB
Balance at the beginning of the year	1,127	1,724
Provision for doubtful accounts	709	1,445
Write-offs	(112)	—

Balance at the end of the year	1,724	3,169